Deposits - Time Deposits (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Time Deposits, Fiscal Year Maturity [Abstract]
2013	$ 814,387
2014	221,761
2015	56,744
2016	145,027
2017	52,062
After 5 years	431
Total	$ 1,290,412